Share-based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Granted, Weighted average grant-date fair value	$ 1.53	$ 2.00	$ 4.50
Share Compensation Plan [Member]
Non-vested, Number of options - Beginning balace	708,588
Non-vested, Number of options Granted	1,242,500	617,500	382,900
Non-vested, Number of options Vested	(911,039)
Non-vested, Number of options Forfeited	(3,360)
Non-vested, Number of options - Ending balace	1,036,689	708,588
Non-vested, Weighted average grant-date fair value - Beginning balace	$ 2.27
Granted, Weighted average grant-date fair value	1.53
Vested, Weighted average grant-date fair value	1.9
Forfeited, Weighted average grant-date fair value	0.04
Non-vested, Weighted average grant-date fair value- Ending balace	$ 1.69	$ 2.27